Retirement Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of:
Net periodic benefit cost	$ 91	$ 53	$ 13
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	294	251	218
Interest cost	406	476	553
Expected return on assets	(843)	(796)	(763)
Amortization of:
Prior service cost (credit)	2	3	1
Actuarial loss	399	349	289
Curtailment benefits	0	0	0
Settlement and other charges	7	6	6
Contractual termination benefits	0	0	1
Net periodic benefit cost	265	289	305
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	51	56	55
Interest cost	69	93	114
Expected return on assets	(99)	(101)	(95)
Amortization of:
Prior service cost (credit)	(25)	(76)	(104)
Actuarial loss	27	34	32
Curtailment benefits	0	(1)	0
Settlement and other charges	1	1	0
Contractual termination benefits	0	0	0
Net periodic benefit cost	$ 24	$ 6	$ 2